EARNINGS PER SHARE - Computation of diluted earnings (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Outstanding employee options
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	28,519,100	28,625,350